Other gains, net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Operating Gains, Losses

	2016	2017	2018
	RMB	RMB	RMB

Foreign currency exchange gains/(losses)	4,005	(1,721)	(22,103)
Gains on disposal of property, plant and equipment and intangible assets, net	22,993	16,430	47,309
Government grants	26,788	28,946	60,449
Other income from business cooperation arrangements with Yusheng	-	-	48,102
Gains from guarantee liabilities	-	-	2,462
VAT refund	-	-	71,505
Others	17,195	(12,079)	(26,610)

	70,981	31,576	181,114